Contract Liability - Schedule of Contract Liability Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Contract Liability [Abstract]
Beginning balance	$ 512,859	$ 822,121
Additions	458,705	1,823,429
Transfer to revenue	(506,842)	(1,786,236)
Refund		(353,109)
Exchange (loss)/gain	(5,314)	6,654
Ending balance	$ 459,408	$ 512,859